Fair Value Measurements (Details) - Schedule of Fair Value of the Assets and Liabilities - Fair Value, Inputs, Level 3 [Member] $ in Thousands	12 Months Ended
May 31, 2024 CAD ($)
Fair Value Measurements (Details) - Schedule of Fair Value of the Assets and Liabilities [Line Items]
Fair value Derivative Liabilities as of date of Business Combination	$ 16,641
Change in fair value of Forward Purchase Agreement	4,342
Change in fair value of Warrants	(18)
Fair value Derivative Liabilities as of May 31, 2024	$ 20,965